Investments In Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Schedule of non-controlling interests in subsidiaries - balance Sheet
As of December 31
2022	2021
$ millions	$ millions

Current assets	267	231
Non-current assets	392	408
Current liabilities	(145)	(168)
Non-current liabilities	(48)	(83)
Equity	(466)	(388)

Schedule of non-controlling interests in subsidiaries - profit and Loss
For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Sales	723	528	359
Operating Income	146	105	29
Depreciation and amortization	34	38	37
Operating income before depreciation and amortization	180	143	66
Net Income	116	96	23
Total Comprehensive income	78	104	40